New accounting standards (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Disclosure of initial application of standards or interpretations [line items]
Lease liabilities		$ 10,126
Deferred tax assets	$ 10,274	$ 31,897
Operating lease commitment [Member]
Disclosure of initial application of standards or interpretations [line items]
Minimum lease payments payable under non-cancellable operating lease	13,000
Expense relating to short-term leases for which recognition exemption has been used	$ 600
Incremental borrowing rate of right of use assets for property leases	4.79%
Right-of-use assets	$ 9,400
Lease liabilities	10,000
Deferred tax assets	100
Decrease in net assets due to the presentation of the lease liability as a current liability	400
Decrease in net current assets due to the presentation of the lease liability as a current liability	$ 700